Goodwill - Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands					11 Months Ended	12 Months Ended
	Sep. 24, 2019	May 23, 2019	Jan. 25, 2019	Jul. 27, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 27, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill					$ 883,170	$ 883,170	$ 756,260		$ 769,058
Cash outflows						$ 131,272	$ 1,645		$ 144,131
Symphony
Business Acquisition [Line Items]
Cash & cash equivalents	$ 3,292
Property, plant and equipment	564
Operating right of use assets	820
Goodwill	23,072
Accounts receivable	3,579
Unbilled revenue	186
Prepayments and other current assets	181
Other receivables	6
Accounts payable	(799)
Unearned revenue (Payments on account)	(1,446)
Other liabilities	(933)
Current lease liabilities	(289)
Non-current lease liabilities	(531)
Net assets acquired	37,817
Cash outflows	34,976
Contingent consideration payable	2,500
Working capital adjustment	341
Total consideration	37,817
MeDiNova
Business Acquisition [Line Items]
Cash & cash equivalents		$ 7,719
Property, plant and equipment		670
Operating right of use assets		1,558
Goodwill		81,430
Accounts receivable		3,488
Unbilled revenue		4,272
Prepayments and other current assets		406
Other receivables		819
Accounts payable		(5,484)
Unearned revenue (Payments on account)		(5,796)
Other liabilities		(6,622)
Current lease liabilities		(430)
Non-current lease liabilities		(1,128)
Non-current deferred tax liability		(1,226)
Net assets acquired		86,276
Cash outflows		54,123
Working capital adjustment		(439)
Redeemable noncontrolling interest		32,592
Total consideration		86,276
MMD
Business Acquisition [Line Items]
Cash & cash equivalents			$ 686
Property, plant and equipment			1,697
Operating right of use assets			2,866
Goodwill			22,430
Accounts receivable			3,100
Unbilled revenue			2,421
Prepayments and other current assets			908
Other receivables			43
Deferred tax asset			1,568
Accounts payable			(1,280)
Unearned revenue (Payments on account)			(540)
Other liabilities			(1,232)
Current lease liabilities			(699)
Non-current lease liabilities			(2,167)
Non-current other liabilities			(1,123)
Net assets acquired			42,173
Cash outflows			42,349
Working capital adjustment			(176)
Total consideration			42,173
Unbilled revenue adjustment					2,100
Deferred tax asset adjustment					3,700
Accounts payable adjustment					600
Other liabilities adjustment					100
Property, plant and equipment adjustment					(100)
Unearned revenue (Payments on account) adjustment					$ (900)
Mapi Group
Business Acquisition [Line Items]
Cash & cash equivalents				$ 19,649
Property, plant and equipment				4,872
Goodwill				130,270
Accounts receivable				15,874
Unbilled revenue				6,984
Prepayments and other current assets				2,587
Other receivables				1,430
Income taxes receivable				4,262
Accounts payable				(2,994)
Unearned revenue (Payments on account)				(31,445)
Other liabilities				(24,952)
Non-current other liabilities				(1,061)
Non-current deferred tax liability				(11,104)
Net assets acquired				145,776
Cash outflows				144,131
Working capital adjustment				1,645
Total consideration				145,776
Unbilled revenue adjustment								$ (4,800)
Other liabilities adjustment								3,900
Property, plant and equipment adjustment								1,700
Unearned revenue (Payments on account) adjustment								(2,600)
Accounts receivable adjustment								1,700
Income taxes receivable adjustment								1,500
Prepayments and other current assets adjustment								(1,900)
Other receivables adjustment								(1,000)
Non-current deferred tax liabilities adjustment								$ (9,100)
Customer relationships | Symphony
Business Acquisition [Line Items]
Intangible assets	7,975
Customer relationships | MeDiNova
Business Acquisition [Line Items]
Intangible assets		3,887
Customer relationships | MMD
Business Acquisition [Line Items]
Intangible assets			10,708
Customer relationships | Mapi Group
Business Acquisition [Line Items]
Intangible assets				18,392
Order backlog | Symphony
Business Acquisition [Line Items]
Intangible assets	$ 2,140
Order backlog | MeDiNova
Business Acquisition [Line Items]
Intangible assets		171
Order backlog | MMD
Business Acquisition [Line Items]
Intangible assets			$ 2,787
Order backlog | Mapi Group
Business Acquisition [Line Items]
Intangible assets				$ 13,012
Patient database | MeDiNova
Business Acquisition [Line Items]
Intangible assets		$ 2,542